CONDENSED STATEMENTS OF FINANCIAL CONDITION - USD ($)	Dec. 31, 2023	Jun. 30, 2023
ASSETS
Cash and cash equivalents	$ 619,554
Prepaids	58,828
Total Current Assets	678,382
TOTAL ASSETS	55,477,860
LIABILITIES
Total Current Liabilities	12,064,611
TOTAL LIABILITIES	12,372,267
Stockholders' Deficit
Common stock, $0.10 par value, 1,000,000 shares authorized, 410,000 shares issued and outstanding	503
Retained earnings	(11,513,379)
TOTAL STOCKHOLDERS' DEFICIT	(11,512,876)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	55,477,860
WILSON-DAVIS & CO., INC
ASSETS
Cash and cash equivalents	8,581,340	$ 9,094,381
Cash segregated - customers	21,746,235	26,764,260
Cash segregated - PAB	200,764	200,715
Receivables - broker-dealers and clearing organizations	3,054,261	782,515
Receivables - customers, net	148,601	195,689
Other receivables	55,890	50,381
Trading securities, market value, net	464	3,598
Prepaid income tax	190,568	313,286
Prepaids	74,575	81,107
Total Current Assets	34,052,698	37,485,932
Operating Lease Right to Use Lease Asset	63,394	146,247
Cash deposits - broker-dealers and clearing organizations	2,536,664	2,536,664
Property and equipment, net	25,169	34,307
Other assets	385,058	385,058
TOTAL ASSETS	37,062,983	40,588,208
LIABILITIES
Payables to customers	23,361,523	27,944,467
Accounts and payables to officers/directors	670,387	679,775
Accounts payable and accrued expenses	951,366	793,596
Payables brokers-dealers and clearing organizations	20,046	19,648
Commissions, payroll and payroll taxes	179,414	207,934
Current portion of lease liability	50,441	115,952
Deferred income tax liability	900	900
Total Current Liabilities	25,234,077	29,762,272
Accrued contingent liability	100,000	100,000
Subordinated borrowings	1,950,000	650,000
Trading account deposit	100,000	100,000
Long-term lease liability	19,246	39,768
TOTAL LIABILITIES	27,403,323	30,652,040
Stockholders' Deficit
Common stock, $0.10 par value, 1,000,000 shares authorized, 410,000 shares issued and outstanding	41,000	41,000
Additional paid-in capital	303,837	303,837
Retained earnings	9,314,823	9,591,331
TOTAL STOCKHOLDERS' DEFICIT	9,659,660	9,936,168
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 37,062,983	$ 40,588,208